Principal Investors Fund, Inc. Profile
                               Balanced Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Balanced Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Investment Strategies of the Fund
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista Capital Management, LLC(R) serves as the Sub-Advisor for the equity securities portion of the Fund. It looks for companies with predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stock with the objective of long-term capital appreciation.

Principal Capital Income Investors, LLC serves as the Sub-Advisor for the fixed-income securities portion of the Fund. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value.

Main Risks of Investing in the Fund
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, prices can fluctuate dramatically in response to these factors.

Fixed-income security values also change on a daily basis. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and may underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisors to provide investment advisory services to the Fund.

Sub-Advisors
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of The Principal and an affiliate of the Manager, was founded in
2000. It manages investments for institutional investors, including The Principal. Assets under management as of ___________ were approximately $____ billion.

Portfolio Managers
(since Fund's inception)

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCII's stable value division. Mr. Armstrong has been with the Principal Financial Group(R)since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Judith A. Vogel, CFA. Ms. Vogel is a portfolio manager for domestic core and balanced portfolios. Ms. Vogel joined the Principal Financial Group in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her Bachelor's degree in Business Administration from Central College. She has earned the right to use the Chartered Financial Analyst designation.

Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

                             Fund Operating Expenses

       Management Fees                       0.50%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.88%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $90                 $281


                               Principal Investors Fund, Inc. Profile
                               Bond & Mortgage Securities Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Bond & Mortgage Securities Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to provide current income.

Main Investment Strategies of the Fund
The Fund invests primarily in intermediate maturity fixed-income securities with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o  securities rated less than the four highest grades.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks of Investing in the Fund
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities which the Fund may invest in are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of ------------------ were approximately $---- billion.

Portfolio Managers
(since Fund's inception)
Lisa A. Stange, CFA. As Portfolio Manager for PCII, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined the Principal Financial Group(R) in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for PCIIs' stable value division. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

                             Fund Operating Expenses

       Management Fees                       0.55%
       Other Expenses*                       0.38

         Total Fund Operating Expenses       0.93%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $95                  $296


                               Principal Investors Fund, Inc. Profile
                               European Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the European Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in equity securities having their core business in Europe. The Fund may also invest in other securities of such companies. Under normal market conditions, the Fund invests at least 65% of its assets in securities of:
o  companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of the Sub-Advisor is to enhance investment returns through:
o rigorous proprietary stock research which enables its analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry
         competition; and
     o   business valuation - the true "business value" of the company;
o  maintaining global coverage within the universe of investment choices; and
o  maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
BT Funds Management (International) Limited ("BT") is a related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group(R). As of October 31, 2000, BT, together with BTFM, had approximately $23.8 billion under management.

Portfolio Manager
(since Fund's inception)
Crispin Murray, Executive Vice President of BT, joined BT in April 1994 as an Investment Analyst. In 1995, his role became pure European equities analysis covering banks, telecommunication, telecommunication equipment and media. In April 1998, he became Head of European Equities and in May 1998 became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond & currency analyst. He received an Honours degree in Economics & Human Geography from Reading University in the UK.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets. Investors should be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

                             Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.38%

     * Other Expenses:
          Service Fee                       0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $140                 $437


                           Principal Investors Fund, Inc. Profile
                           Government Securities Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Government Securities Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to provide current income.

Main Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. Additionally the Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor to be of equivalent quality. The Fund may also hold cash and cash equivalents.

The basic investment philosophy of the Sub-Advisor is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they no longer represent good long-term value.

Main Risks of Investing in the Fund
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of __________ were approximately $____ billion.

Portfolio Managers
(since Fund's inception)
Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group(R)in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Kelly R. Alexander. Ms. Alexander shares management responsibility for nine fixed-income portfolios at PCII, with combined assets of more than $4 billion. Before assuming her current position, she had similar responsibilities with Invista from 1992 to 2000. She joined the Principal Financial Group in 1983 to develop the mortgage-backed securities trading department. Her experience includes hedging, securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

                             Fund Operating Expenses

       Management Fees                       0.40%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.78%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $80                 $249


                               Principal Investors Fund, Inc. Profile
                               High Quality Intermediate-Term Bond Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the High Quality Intermediate-Term Bond Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to provide current income.

Main Investment Strategies of the Fund
The Fund invests primarily in fixed-income securities rated A or higher with a dollar weighted average maturity in the 3-6 years range. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o fixed-income securities and taxable municipal bonds, rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o  securities rated less than the three highest grades.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks of Investing in the Fund
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of ___________ were approximately $____ billion.

Portfolio Managers
(since Fund's inception)
Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group(R) in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

                             Fund Operating Expenses

       Management Fees                       0.40%
       Other Expenses*                       0.38

         Total Fund Operating Expenses       0.78%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $80                  $249


                               Principal Investors Fund, Inc. Profile
                               High Quality Long-Term Bond Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the High Quality Long-Term Bond Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to provide current income.

Main Investment Strategies of the Fund
The Fund invests primarily in long-term fixed-income securities with a dollar weighted average maturity greater than 6 years. Under normal circumstances, it invests at least 75% of its assets in: o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; o fixed-income securities and taxable municipal bonds, rated in the four highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o    securities rated less than the three highest grades.
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks of Investing in the Fund
The Fund may invest in fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The average portfolio duration of the Fund normally is greater than 6 years and is based on the Sub-Advisor's forecast for interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration is more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of ____________ were approximately $____ billion.

Portfolio Managers
(since Fund's inception)
Kevin W. Croft, CFA. As a portfolio manager for PCII, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group(R) in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

                             Fund Operating Expenses

       Management Fees                       0.40%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.78%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $80                 $249


                               Principal Investors Fund, Inc. Profile
                               High Quality Short-Term Bond Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the High Quality Short-Term Bond Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to provide current income.

Main Investment Strategies of the Fund
The Fund invests primarily in high quality, short-term fixed-income securities with a dollar weighted average maturity of 4 years or less. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o fixed-income securities of U.S. issuers rated in the three highest grades by a nationally recognized statistical rating organization or, if unrated, in the opinion of the Sub-Advisor are of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks of Investing in the Fund
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of these securities may be affected by the credit rating of the entity that issued the security and its maturity.

The mortgage-backed securities in which the Fund may invest are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities and may increase the volatility of the Fund.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of ____________ were approximately $____ billion.

Portfolio Managers
(since Fund's inception)
Daniel J. Garrett, CFA. Mr. Garrett is a portfolio manager for PCII. He joined the Principal Financial Group(R)in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett received his Master's degree in Business and his Bachelor's degree in Computer Information Systems and Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PCII specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

                             Fund Operating Expenses

       Management Fees                       0.40%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.78%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $80                 $249


                               Principal Investors Fund, Inc. Profile
                               International Emerging Markets Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the International Emerging Markets Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community. The Sub-Advisor focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in equity securities of the following:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group(R)in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

                             Fund Operating Expenses

       Management Fees                       1.35%
       Other Expenses*                       0.38

          Total Fund Operating Expenses      1.73%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $176                 $545


                              Principal Investors Fund, Inc. Profile
                              International Fund I
                              Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the International Fund I ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests in a portfolio of equity securities of companies domiciled anywhere in the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries.

In choosing investments for the Fund, the Sub-Advisor pays particular attention to the long-term earnings prospects of the various companies under consideration. The Sub-Advisor then weighs those prospects relative to the price of the security.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group(R)in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.

                             Fund Operating Expenses

       Management Fees                       0.90%
       Other Expenses*                       0.38

         Total Fund Operating Expenses       1.28%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $130                 $406


                              Principal Investors Fund, Inc. Profile
                              International Fund II
                              Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the International Fund II ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests in common stocks and other securities of companies domiciled anywhere in world. The Fund invests in securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

The Sub-Advisor's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by the Sub-Advisor.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
BT Funds Management (International) Limited ("BT") is a related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group(R). As of October 31, 2000, BT, together with BTFM, had approximately $23.8 billion under management.

Portfolio Manager
(since Fund's inception)
Christopher Selth, Executive Vice President of BT, was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. Investors must be willing to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

                             Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $140                  $437


                           Principal Investors Fund, Inc. Profile
                           International SmallCap Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the International SmallCap Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Darren K. Sleister, CFA. Mr. Sleister is a portfolio manager specializing in the management of international equity portfolios. Mr. Sleister joined Invista in 1993. He received his MBA in Investment and Corporate Finances from the University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. Investors must be willing to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

                             Fund Operating Expenses

       Management Fees                       1.20%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    1.58%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $161                 $499


                               Principal Investors Fund, Inc. Profile
                               LargeCap Blend Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the LargeCap Blend Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.

The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic treads and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earning growth, they may also involve greater risk than securities that do not have the same potential.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Mark T. Williams, CFA. Mr. Williams manages Invista's research department conducting macroeconomic and quantitative research as applied to domestic and international economic trends and forecasts. Previously, he served as a portfolio manager with direct experience in the management of core, value-oriented and growth-oriented portfolios. He joined Invista in 1989 with seven years prior experience in the technology industry. Mr. Williams received his MBA from Drake University and holds a Bachelor's degree in Finance from the University of the State of New York. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

                             Fund Operating Expenses

       Management Fees                       0.45%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    0.83%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10, 000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $85                  $265


                              Principal Investors Fund, Inc. Profile
                              LargeCap Growth Fund
                              Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the LargeCap Growth Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Sub-Advisor uses a "bottom-up" approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of current and future sales growth and operating margins.

The Sub-Advisor places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. The Sub-Advisor constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                             Fund Operating Expenses

       Management Fees                       0.55%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.93%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $95                 $296


                           Principal Investors Fund, Inc. Profile
                           LargeCap S&P 500 Index Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the LargeCap S&P 500 Index Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's 500 Index*. The Sub-Advisor attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P
500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares.

Main Risks of Investing in the Fund
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. The Fund's portfolio may be weighted differently from the index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Managers
(since Fund's inception)
Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group(R)in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista or The Principal.

                             Fund Operating Expenses

       Management Fees                       0.15%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.53%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $54                 $170


                               Principal Investors Fund, Inc. Profile
                               LargeCap Value Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the LargeCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earning ratios (P/E) and above average dividend yields relative to their peers. The Fund's investments are selected primarily on the basis of fundamental security analysis focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends.

The Sub-Advisor focuses its stock selections on established companies that it believes have a sustainable competitive advantage. It constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

                             Fund Operating Expenses

       Management Fees                       0.45%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.83%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $85                   $265


                               Principal Investors Fund, Inc. Profile
                               MidCap Blend Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the MidCap Blend Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Sub-Advisor uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's estimation of forward-looking rates of return.

The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group(R)in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.

                             Fund Operating Expenses

       Management Fees                       0.65%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.03%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $105                $328


                               Principal Investors Fund, Inc. Profile
                               MidCap Growth Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the MidCap Growth Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

The Sub-Advisor, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on the Sub-Advisor's assessment of current and future sales growth and operating margins.

The  Sub-Advisor  focuses its stock  selection  on  companies  it believes  have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                             Fund Operating Expenses

       Management Fees                       0.65%
       Other Expenses*                       0.38

              Total Fund Operating Expenses  1.03%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $105                  $328


                     Principal Investors Fund, Inc. Profile
                     MidCap S&P 400 Index Fund
                     Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the MidCap S&P 400 Index Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's MidCap 400 Index*. The Sub-Advisor attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P
400. The S&P 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares.

Main Risks of Investing in the Fund
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 400 stocks. The Fund's portfolio may be weighted differently from the index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may be lower or higher than that of other types of funds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Managers
(since Fund's inception)
Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group(R)in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista or The Principal.

                             Fund Operating Expenses



       Management Fees                       0.15%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.53%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $54                 $170



                               Principal Investors Fund, Inc. Profile
                               MidCap Value Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the MidCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends.

The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for short-term fluctuations in the value of investments.

                             Fund Operating Expenses

       Management Fees                       0.65%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    1.03%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $105                   $328


                                Principal Investors Fund, Inc. Profile
                                Money Market Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Money Market Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Investment Strategies of the Fund
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. In the opinion of the Sub-Advisor, the securities selected present minimal credit risks. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o  bank obligations;
o  commercial paper; and
o corporate debt which at the time of purchase by the Fund has 397 days or less remaining until maturity.

Main Risks of Investing in the Fund
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Income Investors, LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $_____ billion.

Portfolio Managers
(since Fund's inception)
Alice Robertson. Ms. Roberston is a trader for PCII on the corporate fixed-income trading desk. She joined the Principal Financial Group(R)in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Michael R. Johnson. Mr. Johnson directs securities trading for PCII. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for PCII and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

                             Fund Operating Expenses

       Management Fees                       0.40%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    0.78%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $80                  $249


                               Principal Investors Fund, Inc. Profile
                               Pacific Basin Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Pacific Basin Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in equity securities of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries. These include securities of:
o  companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

The global equity investment philosophy of the Sub-Advisor is to enhance investment returns through:
o  rigorous   proprietary   stock  research  which  enables  their  analysts  to
   understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry
         competition; and
     o   business  valuation  - the  true  "business  value"  of the  company;
o  maintaining global coverage within the universe of investment choices; and
o  maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. A foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

As with all mutual funds, as the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
BT Funds Management (International) Limited ("BT") is a related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group(R). As of October 31, 2000, BT, together with BTFM, had approximately $23.8 billion under management.

Portfolio Manager
(since Fund's inception)
Dean Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed interest group, but moved to the European equity group in late 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets. Investors must be willing to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

                             Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $140                  $437


                          Principal Investors Fund, Inc. Profile
                          Partners LargeCap Blend Fund
                          Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners LargeCap Blend Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor believes offer superior growth prospects or whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Using its own quantitative process, the Sub-Advisor rates the future performance potential of companies and evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. It then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, it selects the most promising companies for the Fund's portfolio.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk which is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-Advisor allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. As of October 31, 2000, Federated managed $131 billion in assets.

Portfolio Managers
(since Fund's inception)
James E. Grefenstette, CFA. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment Management Company. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

J. Thomas Madden, CFA. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated Investment Management Company from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Bernard J. Picchi, CFA. Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research for Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

David P. Gilmore. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his M.B.A. from the University of Virginia and has a B.S. from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

                             Fund Operating Expenses

       Management Fees                       0.75%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.13%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $115                 $359


                               Principal Investors Fund, Inc. Profile
                               Partners LargeCap Growth Fund I
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners LargeCap Growth Fund I ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in stocks of large capitalization companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The Sub-Advisor emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund.

The Sub-Advisor follows a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. It continually and rigorously studies company developments and closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risk than securities that do not have the same potential.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of September 30, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $176.8 billion as named fiduciary or fiduciary adviser.

Portfolio Managers
(since Fund's inception)
William S. Auslander, Principal of Morgan Stanley & Co. Incorporated and Morgan Stanley Dean Witter Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an Equity Analyst and currently is a Portfolio Manager in Morgan Stanley's Institutional Equity Group. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Philip W. Friedman, Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley Dean Witter Investment Management Inc. He was a member of Morgan Stanley & Co. Incorporated's Equity Research team (1990-1995) before becoming Director of North America Research (1995-1997). Currently Mr. Friedman is head of Morgan Stanley's Institutional Equity Group. He holds a BA from Rutgers University and an MBA from the J.L. Kellogg School of Management at Northwestern University.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                             Fund Operating Expenses

       Management Fees                       0.75%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    1.13%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                     Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $115                $359


                               Principal Investors Fund, Inc. Profile
                               Partners LargeCap Growth Fund II
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners LargeCap Growth Fund II ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in stocks of large capitalization companies. The Sub-Advisor selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The Sub-Advisor's strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, the Sub-Advisor tracks financial information for thousands of companies. This information is used to help it select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, the Sub-Advisor intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, it may invest Fund assets in nonleveraged futures and options. Nonleveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invests. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earning growth, but may also involve greater risk than securities that do not have the same potential.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of October 31, 2000, American Century managed over $109.7 billion in assets.

Portfolio Managers
(since Fund's inception)
Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

C. Kim Goodwin. Ms. Goodwin was named co-chief investment officer for American Century's domestic growth equity discipline in 2000. Previously she was senior vice president and senior portfolio manager and has been a member of the team that manages Growth since joining American Century in 1997. Before joining American Century, she served as senior vice president and portfolio manager at Putnam Investments from 1996 to 1997, and vice president and portfolio manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in finance and a Master's Degree in public affairs from the University of Texas.

Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century Investments. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePaul University. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                            Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

          Total Fund Operating Expenses      1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $140                  $437


                          Principal Investors Fund, Inc. Profile
                          Partners LargeCap Value Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners LargeCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.

The Sub-Advisor employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what the Sub-Advisor believes is the issuer's intrinsic value; or
o  appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to the Sub-Advisor to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that the Sub-Advisor believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For the Sub-Advisor, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Alliance Capital Management L.P. ("Alliance") through its Bernstein Investment Research and Management unit ("Bernstein"). As of __________, Alliance managed $____ billion in assets.

Portfolio Managers
(since Fund's inception)
Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2, 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2, 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

                            Fund Operating Expenses

       Management Fees                       0.80%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.18%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $120                 $375


                           Principal Investors Fund, Inc. Profile
                           Partners MidCap Growth Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners MidCap Growth Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index.

The Sub-Advisor selects stocks that it believes have strong earnings growth potential. It invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. The Sub-Advisor believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund may present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Turner Investment Partners, Inc. ("Turner") was founded in 1990. As of October 31, 2000, Turner had discretionary management authority with respect to approximately $11.7 billion in assets.

Portfolio Managers
(since Fund's inception
Robert E. Turner, CFA. Mr. Turner, Chairman and Chief Investment Officer, founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's University.

William C. McVail. Mr. McVail, Senior Equity Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                            Fund Operating Expenses

      Management Fees                        1.00%
      Other Expenses*                        0.38

          Total Fund Operating Expenses      1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $140                $437


                           Principal Investors Fund, Inc. Profile
                           Partners MidCap Value Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners MidCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion. Companies may range from the well established and well known to the new and unseasoned.

The stocks are selected using a value oriented investment approach by the Sub-Advisor which identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
o strong fundamentals, such as a company's financial, operational and competitive positions;
o  consistent cash flow; and
o  a sound earnings record through all phases of the market cycle.

The Sub-Advisor may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. The Sub-Advisor believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when the Sub-Advisor believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Neuberger  Berman  Management  Inc.  ("Neuberger  Berman")  is an  affiliate  of
Neuberger Berman, LLC. Together, the firms manage more than $56.5 billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

Portfolio Manager
(since Fund's inception)
Robert I. Gendelman, Managing Director and Portfolio Manager, Neuberger Berman Management, Inc., since 1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

Investor Profile
The Fund is generally a suitable investment if investors are seeking long-term growth and are willing to accept short-term fluctuations in the value of investments.

                            Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $140                $437


                               Principal Investors Fund, Inc. Profile
                               Partners SmallCap Growth Fund I
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners SmallCap Growth Fund I ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Sub-Advisor takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The Sub-Advisor follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate. High turnover notes which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Neuberger  Berman  Management  Inc.  ("Neuberger  Berman")  is an  affiliate  of
Neuberger Berman, LLC. Together, the firms manage more than $56.5 billion in total assets (as of September 30, 2000) and continue an asset management history that began in 1939.

Portfolio Managers
(since Fund's inception)
Michael F. Malouf. Mr. Malouf is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Jennifer K. Silver. Ms. Silver is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                            Fund Operating Expenses

       Management Fees                       1.10%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.48%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $151                $468


                               Principal Investors Fund, Inc. Profile
                               Partners SmallCap Growth Fund II
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Partners SmallCap Growth Fund II ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization.

Using its own quantitative process, the Sub-Advisor rates the future performance potential of companies. It then evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Sub-Advisor then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, it selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Fund's exposure is limited to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation, are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than long-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. As of October 31, 2000, Federated managed $131 billion in assets.

Portfolio Managers
(since Fund's inception)
Keith J. Sabol, CFA. Mr. Sabol joined Federated in 1994. He has been a Porfolio Manager since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated Investment Management Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Aash M. Shah, CFA. Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated Investment Management Company from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                            Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

            Total Fund Operating Expenses    1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $140                  $437


                               Principal Investors Fund, Inc. Profile
                               Real Estate Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Real Estate Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks to generate a total return.

Main Investment Strategies of the Fund
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o  mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs. In selecting securities for the Fund, the Sub-Advisor focuses on equity REITs.

In selecting securities for the Fund, the Sub-Advisor uses a fundamental company analysis which utilizes a free cash flow model. The Sub-Advisor attempts to leverage its relationship with its affiliated real estate professionals to identify regions and assets classes for investment.

Main Risks of Investing in the Fund
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o  declines in the value of real estate
o  risks related to general and local economic conditions
o  dependency on management skills
o  heavy cash flow dependency
o  possible lack of available mortgage funds
o  overbuilding
o  extended vacancies in properties
o  increases in property taxes and operating expenses
o  changes in zoning laws
o  expenses incurred in the cleanup of environmental problems
o  casualty or condemnation losses
o  changes in interest rates

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Principal Capital Real Estate Investors, LLC ("PCREI"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including The Principal. Assets under management as of ____________were approximately $____ billion.

Portfolio Manager
(since Fund's inception)
Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for PCREI. Mr. Rush joined the Principal Financial Group(R) in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

                            Fund Operating Expenses

      Management Fees                        0.85%
      Other Expenses*                        0.38

         Total Fund Operating Expenses       1.23%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $125                 $390


                           Principal Investors Fund, Inc. Profile
                           SmallCap S&P 600 Index Fund
                           Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the SmallCap S&P 600 Index Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's SmallCap 600 Index*. The Sub-Advisor attempts to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 600. The S&P 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares.

Main Risks of Investing in the Fund
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 600 stocks. The Fund's portfolio may be weighted differently from the index particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the index is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Managers
(since Fund's inception)
Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined the Principal Financial Group(R)in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments and prefer a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista or The Principal.

                            Fund Operating Expenses

       Management Fees                       0.15%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     0.53%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $54                 $170


                               Principal Investors Fund, Inc. Profile
                               SmallCap Blend Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the SmallCap Blend Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase.

In selecting securities for investment, the Sub-Advisor looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, the Sub-Advisor does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Managers
(since Fund's inception)
Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for INVESCO
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Michael L. Johnson. Mr. Johnson is a portfolio manager of Invista. He performs security analysis and strategy development for the firm's growth equity research effort. Mr. Johnson specializes in the capital goods, health care and technology sectors. He joined Invista in 1992. He received his MBA from Drake University and his Bachelor's degree in business administration and finance from the University of Nebraska. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the potential for volatile fluctuations in the value of investments.

                            Fund Operating Expenses

       Management Fees                       0.75%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.13%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $115                 $359


                              Principal Investors Fund, Inc. Profile
                              SmallCap Growth Fund
                              Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the SmallCap Growth Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase.

The Sub-Advisor selects individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on an assessment of current and future sales growth and operating margins.

The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential.

The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital. Investors must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

                            Fund Operating Expenses

       Management Fees                       0.75%
       Other Expenses*                       0.38

          Total Fund Operating Expenses      1.13%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                     $115                  $359


                               Principal Investors Fund, Inc. Profile
                               SmallCap Value Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the SmallCap Value Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends.

The Sub-Advisor focuses its stock selection on companies it believes have sustainable competitive advantages and constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
Invista Capital Management, LLC(R) ("Invista"), an indirect wholly-owned subsidiary of Principal Life Insurance Company (The Principal(R)) and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including The Principal. Assets under management as of _________ were approximately $______ billion.

Portfolio Manager
(since Fund's inception)
Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco
Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital who are willing to accept the potential for volatile fluctuations in the value of investments.

                            Fund Operating Expenses

       Management Fees                       0.75%
       Other Expenses*                       0.38

          Total Fund Operating Expenses      1.13%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

                                    Example

The Example assumes that you invest $10, 000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                      $115                $359


                               Principal Investors Fund, Inc. Profile
                               Technology Fund
                               Select Class Shares

                               The date of this Profile is ___________ ___, 2000

This Profile summarizes key information about the Technology Fund ("Fund") that is included in the Fund's prospectus. The Fund's prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information (including Sub-Advisor composite performance information) about the Fund at no cost by calling 1-800-547-7754. The prospectus is also available on our website at www.principal.com.

Select shares of the Fund are available to an employer's sponsored retirement plan(s) (the "plan") if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

Fund Objective/Goal
The Fund seeks long-term growth of capital.

Main Investment Strategies of the Fund
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled anywhere in the world. The Sub-Advisor believes that analysis and research needs to be conducted in a global context and considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor focuses on three key criteria when selecting securities:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

The Sub-Advisor's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by the Sub-Advisor.

Main Risks of Investing in the Fund
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Performance
Because the inception date of the Fund is December, 2000, historical performance data is not available.

Manager
The Manager of the Fund is Principal Management Corporation. The Manager handles the investment advisory services and provides certain corporate administrative services to the Fund. The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of October 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager has contracted with the Sub-Advisor to provide investment advisory services to the Fund.

Sub-Advisor
BT Funds Management (International) Limited ("BT") is a related company of BT Funds Management Limited ("BTFM") and a member of the Principal Financial Group(R). As of October 31, 2000, BT, together with BTFM, had approximately $23.8 billion under management.

Portfolio Manager
(since Fund's inception)
David Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term growth of capital in the technology and telecommunications sector. Investors must be able to assume the increased risks of higher price volatility associated with such investments as well as currency fluctuations associated with investments in stocks trading in non-U.S. currencies.

                            Fund Operating Expenses

       Management Fees                       1.00%
       Other Expenses*                       0.38

           Total Fund Operating Expenses     1.38%

     * Other Expenses:
          Service Fee                        0.25%
          Administrative Service Fee         0.13

Example

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                                1 Year               3 Years

Select Class                       $140                $437